FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2005

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Advisors LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11214

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
-----------------
(Signature)

White Plains, New York
----------------------
(City, State)

August 8, 2005
---------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: $20,558 (thousands)

List of Other Included Managers:

(1)      Coast Asset Management, LP

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                                                             FORM 13F
                                       Name of Reporting Manager:        Troob Capital Advisors LLC     (SEC USE ONLY)
QTR ENDED: 6/30/05
                                       Name of Other Included Manager:  1=Coast Asset Management, LP

Item 1:                      Item 2:          Item3:   Item 4:   Item 5:           Item 6:    Item 7:           Item 8:
Name of Issuer               Title of Class   CUSIP  Fair Market Shares or         Investment Other         Voting Authority
                                                       Value    Principal Sh/ Put/ Discretion Managers
                                                      (x $1000) Amount    Prn Call                    (a) Sole (b) Shared  (c) None


Bank of America Corporation  COM              060505104    228     5,000  SH         SOLE              5,000       -           -
BE Aerospace Inc             COM              073302101     93     5,948  SH         SOLE              5,948       -           -
Bowater Inc                  COM              102183900      2        24  SH  CALL   SOLE                 24       -           -
Crown Holdings Inc           COM              228368906      5        45  SH  CALL   SOLE                 45       -           -
Crown Holdings Inc           COM              228368106    213    14,936  SH         SOLE             14,936       -           -
CVS Corp                     COM              126650100    105     3,600  SH         SOLE              3,600       -           -
General Motors Corp          COM              370442955     10        41  SH   PUT   SOLE                 41       -           -
General Motors Corp          COM              370442955      5        10  SH   PUT   SOLE                 10       -           -
General Motors Corp          COM              370442105    129     3,800  SH         SOLE              3,800       -           -
IShares Trust                RUSSELL 2000     464287955      3       119  SH   PUT   SOLE                119       -           -
IShares Trust                RUSSELL 2000     464287955      1        12  SH   PUT   SOLE                 12       -           -
IShares Trust                RUSSELL 2000     464287955      6        38  SH   PUT   SOLE                 38       -           -
Nations Health Warrants      W EXP 8/24/2007  63860C118     20    16,854  SH         SOLE             16,854       -           -
Northwest Airlines Corp      CL A             667280101      1       300  SH         SOLE                300       -           -
Oil Services Holders Trust   COM              678002956      6        18  SH   PUT   SOLE                 18       -           -
Oil Services Holders Trust   COM              678002956      1        16  SH   PUT   SOLE                 16       -           -
Parker Drilling Co.          COM              701081101    163    23,287  SH         SOLE             23,287       -           -
Payless Shoesource Inc       COM              704379906     18        25  SH  CALL   SOLE                 25       -           -
Payless Shoesource Inc       COM              704379906      6        31  SH  CALL   SOLE                 31       -           -
United Rentals Inc           COM              911363109    130     6,450  SH         SOLE              6,450       -           -
Visteon Corp                 COM              92839U107     14     2,400  SH         SOLE              2,400       -           -
Abitibi-Consolidated Inc     COM              003924107    474   106,371  SH         SHARED     1        -      106,371        -
BE Aerospace Inc             COM              073302101  3,419   218,733  SH         SHARED     1        -      218,733        -
Bowater Inc                  COM              102183900     18       207  SH  CALL   SHARED     1        -          207        -
Charter Communications Inc D CL A             16117M107    181   153,500  SH         SHARED     1        -      153,500        -
Comcast Corp New             CL A             20030N101  1,985    64,656  SH         SHARED     1        -       64,656        -
Constar Intl Inc New         COM              21036U107     92    24,500  SH         SHARED     1        -       24,500        -
Crown Holdings Inc           COM              228368906     46       438  SH  CALL   SHARED     1        -          438        -
Crown Holdings Inc           COM              228368106  2,063   144,961  SH         SHARED     1        -      144,961        -
CVS Corp                     COM              126650100  1,299    44,700  SH         SHARED     1        -       44,700        -
General Motors Corp          COM              370442955     92       390  SH   PUT   SHARED     1        -          390        -
General Motors Corp          COM              370442955     60       128  SH   PUT   SHARED     1        -          128        -
General Motors Corp          COM              370442105  1,221    35,900  SH         SHARED     1        -       35,900        -
Georgia-Pacific Corp.        COM              373298108    960    30,200  SH         SHARED     1        -       30,200        -
Giant Industries Inc         COM              374508109  1,657    46,029  SH         SHARED     1        -       46,029        -
Grey Wolf Inc                COM              397888108    505    68,131  SH         SHARED     1        -       68,131        -
IShares Trust                RUSSELL 2000     464287655    268     4,200  SH         SHARED     1        -        4,200        -
IShares Trust                RUSSELL 2000     464287955     27     1,080  SH   PUT   SHARED     1        -        1,080        -
IShares Trust                RUSSELL 2000     464287955      9       100  SH   PUT   SHARED     1        -          100        -
IShares Trust                RUSSELL 2000     464287955     49       295  SH   PUT   SHARED     1        -          295        -
Methanex Corp.               COM              59151K108    376    22,934  SH         SHARED     1        -       22,934        -
Northwest Airlines Corp      CL A             667280101    373    81,738  SH         SHARED     1        -       81,738        -
Oil Services Holders Trust   COM              678002956     43       140  SH   PUT   SHARED     1        -          140        -
Oil Services Holders Trust   COM              678002956      5       148  SH   PUT   SHARED     1        -          148        -
PanAmSat Holding Corp        COM              69831Y105    176     8,600  SH         SHARED     1        -        8,600        -
Parker Drilling Co.          COM              701081101  1,565   223,319  SH         SHARED     1        -      223,319        -
Payless Shoesource Inc       COM              704379906    167       232  SH  CALL   SHARED     1        -          232        -
Payless Shoesource Inc       COM              704379906     61       314  SH  CALL   SHARED     1        -          314        -
Polyone Corp                 COM              73179P106    292    44,075  SH         SHARED     1        -       44,075        -
Smurfit-Stone Container Corp COM              832727101    259    25,440  SH         SHARED     1        -       25,440        -
Tenet Healthcare Corp        COM              88033G900    228     1,826  SH  CALL   SHARED     1        -        1,826        -
United Rentals Inc           COM              911363109  1,230    60,850  SH         SHARED     1        -       60,850        -
Visteon Corp                 COM              92839U107    138    22,900  SH         SHARED     1        -       22,900        -
Young Broadcasting Inc       CL A             987434107     62    14,901  SH         SHARED     1        -       14,901        -



                                          Value Total:  20,558

                                          Entry Total:      54
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